Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 18, 2023